SCHEDULE OF BANK LOANS (Details) (Parenthetical)	Jul. 01, 2024 USD ($)	Jul. 01, 2024 CNY (¥)	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 17, 2020 CNY (¥)	Feb. 06, 2020 USD ($)
Line of Credit Facility [Line Items]
Operating lease right of use asset					$ 16,325,988	$ 17,537,096
Repayments of debt	$ 220,627	¥ 1,603,394
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans			$ 6,900,000	¥ 50,000,000
Debt instrument description			The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points	The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points
Loans payable to bank					$ 4,969,454
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Cathay Bank [Member]
Line of Credit Facility [Line Items]
Maximum line of credit								$ 1,200,000
Meijia [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings			$ 4,100,000				¥ 30,000,000
Meijia [Member] | Mr Silong Chen [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings			2,800,000				¥ 20,000,000
Meijia [Member] | Land [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset			1,700,000
Meijia [Member] | Building [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset			$ 4,600,000